Consolidated Statements of Changes in Stockholders' Deficit - USD ($)	Total	Preferred Stock	Common Stock	Additional Paid-in capital	Accumulated Deficit	Accumulated Other Comprehensive (Loss)/Income	Non-controlling Interest
Balance at Dec. 31, 2012	$ 143,678	$ 2,845	$ 8,318	$ 27,124,407	$ (29,037,122)	$ 962,157	$ 1,083,073
Balance, Shares at Dec. 31, 2012		5,689,503	83,109,978
Early redemption of preferred stock	(1,000,000)	$ (500)		$ (999,500)
Early redemption of preferred stock, Shares		(1,000,000)
Foreign currency translation adjustment	108,448					$ 97,921	$ 10,527
Dividend on preferred stock	(85,234)				$ (85,234)
Net loss	(528,468)				(514,431)		$ (14,037)
Balance at Dec. 31, 2013	(1,361,576)	$ 2,345	$ 8,318	$ 26,124,907	$ (29,636,787)	$ 1,060,078	$ 1,079,563
Balance, Shares at Dec. 31, 2013		4,689,503	83,109,978
Foreign currency translation adjustment	(119,072)					$ (119,072)
Cancellation of put option, Shares			(30,000)
Reversal of cancellation of shares, Shares			78,800
Dividend on preferred stock	(234,475)				$ (234,475)
Net loss	(284,673)				(284,673)
Balance at Dec. 31, 2014	(1,999,796)	$ 2,345	$ 8,318	$ 26,124,907	$ (30,155,935)	$ 941,006	$ 1,079,563
Balance, Shares at Dec. 31, 2014		4,689,503	83,158,778
Foreign currency translation adjustment	$ 71,908					$ 71,908
Cancellation of put option
Cancellation of put option, Shares
Reversal of cancellation of shares
Reversal of cancellation of shares, Shares
Dividend on preferred stock	$ (234,475)				$ (234,475)
Net loss	(107,491)				(107,491)
Balance at Dec. 31, 2015	$ (2,269,854)	$ 2,345	$ 8,318	$ 26,124,907	$ (30,497,901)	$ 1,012,914	$ 1,079,563
Balance, Shares at Dec. 31, 2015		4,689,503	83,158,778